Discontinued Operations (Consolidated Statements Of balance sheets) (Details) - Boca International Limited - USD ($) $ in Thousands	Aug. 31, 2020	Dec. 31, 2019
Cash	$ 2	$ 35
Accounts receivable, net	186	25
Operating lease right-of-use assets, net	95	95
Other receivables and prepayments	37	37
Equipment		2,799
Intangible assets	2,063	2,377
Long-live asset subtotal	4,900	5,271
Assets held for sale		5,368
Current		97
Non-current		5,271
Other payables and accrued liabilities	4,235	4,274
Operating lease liability, current		68
Operating lease liability, non-current		29
Deferred tax liabilities	$ 516	594
Liabilities held for sale		4,965
Current		4,342
Non-current		$ 623